Decommissioning Provision (Tables)	12 Months Ended
Dec. 31, 2022
Decommissioning Provision [Abstract]
Schedule of Changes in Decommissioning Provision
	December 31,	December 31,
	2022	2021

Provisions, beginning of year	$13,444	$8,279
Decommissioning costs and change in estimates	(2,156)	4,962
Accretion on decommissioning provision	427	203
Provisions, end of year	$11,715	$13,444